Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Allowance for credit losses amount	175,803		$ 153,197	$ 81,734
Capitalization for lease	10,000
Impairment for operating lease
Impairments of assets
Warranty costs
Contract assets
Research and development expenses	$ 881,726	660,886
Percentage of tax benefit	50.00%
Penalties or interest
Uncertain tax provision
VAT rates	13.00%	13.00%
VAT tax refunds	$ 538,385	$ 350,626
Dilutive shares (in Shares)
Employee benefit expenses	$ 293,893	$ 222,391
Operating segments	1
Reportable segment	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	2.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	6.00%
Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term		10 years
Other Parts of Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term		1 year
Wear Items [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term		6 months